Intangible assets (Table)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2016	2,856	5,907	1,570	346	10,679
Additions	154	861	0	94	1,109
Disposals at cost	(0)	(0)	0	(26)	(26)
Transfers	(276)	(124)	0	(0)	(401)
Assets reclassified to held for sale	0	(1,369)	0	0	(1,369)
Expensed exploration expenditures previously capitalised	(73)	81	0	0	8
Effect of changes in foreign exchange	56	6	11	4	77

Cost at 31 December 2017	2,715	5,363	1,581	419	10,077

Accumulated depreciation and impairment losses at 31 December 2016			(1,242)	(195)	(1,437)
Amortisation and impairments for the year			0	(12)	(12)
Amortisation and impairment losses disposed intangible assets			0	(6)	(6)
Effect of changes in foreign exchange			0	(2)	(2)

Accumulated depreciation and impairment losses at 31 December 2017			(1,242)	(215)	(1,457)

Carrying amount at 31 December 2017	2,715	5,363	339	204	8,621

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2015	3,701	5,207	1,565	402	10,875
Additions	246	2,477	0	(8)	2,715
Disposals at cost	(0)	(311)	0	(42)	(353)
Transfers	(298)	(392)	0	(2)	(692)
Assets reclassified to held for sale	(19)	(78)	0	0	(97)
Expensed exploration expenditures previously capitalised	(808)	(992)	0	0	(1,800)
Effect of changes in foreign exchange	33	(3)	5	(4)	31

Cost at 31 December 2016	2,856	5,907	1,570	346	10,679

Accumulated depreciation and impairment losses at 31 December 2015			(1,242)	(182)	(1,423)
Amortisation and impairments for the year			0	(13)	(13)
Amortisation and impairment losses disposed intangible assets			0	(2)	(2)
Effect of changes in foreign exchange			0	2	2

Accumulated depreciation and impairment losses at 31 December 2016			(1,242)	(195)	(1,437)

Carrying amount at 31 December 2016	2,856	5,907	328	151	9,243

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2017	2016

Less than one year	218	311
Between one and five years	1,799	2,216
More than five years	698	329

Total	2,715	2,856

Components of the exploration expenses [text block]
The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2017	2016	2015

Exploration expenditures	1,234	1,437	2,860
Expensed exploration expenditures previously capitalised	(8)	1,800	2,164
Capitalised exploration	(167)	(285)	(1,151)

Exploration expenses	1,059	2,952	3,872